Shareholder Report	12 Months Ended	48 Months Ended	49 Months Ended	80 Months Ended	84 Months Ended	108 Months Ended
	Mar. 31, 2026 USD ($) holding	Mar. 31, 2026 USD ($) holding	Mar. 31, 2026 USD ($) holding	Mar. 31, 2026 USD ($) holding	Mar. 31, 2026 USD ($) holding	Mar. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
Entity Central Index Key	0000908186
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000015864 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Investor Class
Trading Symbol	TWEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund Investor Class returned 10.68% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.68%	7.45%	8.71%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 3000 Value	16.37%	9.19%	10.52%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 54,082,596
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

C000015866 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	I Class
Trading Symbol	ACIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund I Class returned 10.99% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	10.99%	7.65%	8.93%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 3000 Value	16.37%	9.19%	10.52%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 54,082,596
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

C000189825 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Y Class
Trading Symbol	AEIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund Y Class returned 11.14% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	11.14%	7.80%	8.19%	4/10/17
Regulatory Index
Russell 3000	18.09%	10.87%	13.31%	—
Performance Index
Russell 3000 Value	16.37%	9.19%	9.57%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 54,082,596
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

C000015865 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	A Class
Trading Symbol	TWEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$125	1.19%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund A Class returned 10.54% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.54%	7.18%	8.45%
A Class - with sales charge	4.18%	5.92%	7.80%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 3000 Value	16.37%	9.19%	10.52%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 54,082,596
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

C000015867 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	C Class
Trading Symbol	AEYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$203	1.94%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund C Class returned 9.61% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	9.61%	6.39%	7.64%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 3000 Value	16.37%	9.19%	10.52%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 54,082,596
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

C000015868 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	R Class
Trading Symbol	AEURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$151	1.44%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund R Class returned 10.08% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.08%	6.91%	8.16%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 3000 Value	16.37%	9.19%	10.52%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 54,082,596
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

C000189826 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	R5 Class
Trading Symbol	AEIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund R5 Class returned 10.89% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	10.89%	7.64%	8.02%	4/10/17
Regulatory Index
Russell 3000	18.09%	10.87%	13.31%	—
Performance Index
Russell 3000 Value	16.37%	9.19%	9.57%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 54,082,596
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

C000131602 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	R6 Class
Trading Symbol	AEUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund R6 Class returned 11.14% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.14%	7.83%	9.10%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 3000 Value	16.37%	9.19%	10.52%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 54,082,596
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

C000214992 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	G Class
Trading Symbol	AEIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund G Class returned 11.77% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 1, 2019 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	11.77%	8.43%	8.60%	8/1/19
Regulatory Index
Russell 3000	18.09%	10.87%	13.78%	—
Performance Index
Russell 3000 Value	16.37%	9.19%	10.58%	—

Performance Inception Date				Aug. 01, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500	$ 6,295,126,500
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 54,082,596
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

C000015871 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	ALVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund Investor Class returned 12.02% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock selection in the consumer discretionary sector. A key source of relative strength was a lack of exposure to Amazon.com. The stock underperformed as investors worried about the uncertain payoff for the firm's record spending on AI to support its cloud computing business.
•	Stock choices in the communication services sector also aided performance, led by positions in the interactive media and services industry. Here, it helped most to have no exposure to Facebook's parent Meta Platforms. The stock lagged amid fears of rising regulatory and legal risk, as well as investor skepticism toward the firm's AI strategy and spending commitments.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.02%	9.22%	9.90%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803
Holdings Count | holding	51	51	51	51	51	51
Advisory Fees Paid, Amount	$ 5,370,529
Investment Company, Portfolio Turnover	84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	0.2%	Health Care Equipment and Supplies	7%
		Insurance	6%
		Capital Markets	6%

C000015873 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	I Class
Trading Symbol	ALVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund I Class returned 12.11% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock selection in the consumer discretionary sector. A key source of relative strength was a lack of exposure to Amazon.com. The stock underperformed as investors worried about the uncertain payoff for the firm's record spending on AI to support its cloud computing business.
•	Stock choices in the communication services sector also aided performance, led by positions in the interactive media and services industry. Here, it helped most to have no exposure to Facebook's parent Meta Platforms. The stock lagged amid fears of rising regulatory and legal risk, as well as investor skepticism toward the firm's AI strategy and spending commitments.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	12.11%	9.42%	10.12%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803
Holdings Count | holding	51	51	51	51	51	51
Advisory Fees Paid, Amount	$ 5,370,529
Investment Company, Portfolio Turnover	84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	0.2%	Health Care Equipment and Supplies	7%
		Insurance	6%
		Capital Markets	6%

C000015872 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	A Class
Trading Symbol	ALPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund A Class returned 11.64% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock selection in the consumer discretionary sector. A key source of relative strength was a lack of exposure to Amazon.com. The stock underperformed as investors worried about the uncertain payoff for the firm's record spending on AI to support its cloud computing business.
•	Stock choices in the communication services sector also aided performance, led by positions in the interactive media and services industry. Here, it helped most to have no exposure to Facebook's parent Meta Platforms. The stock lagged amid fears of rising regulatory and legal risk, as well as investor skepticism toward the firm's AI strategy and spending commitments.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.64%	8.93%	9.63%
A Class - with sales charge	5.22%	7.64%	8.98%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803
Holdings Count | holding	51	51	51	51	51	51
Advisory Fees Paid, Amount	$ 5,370,529
Investment Company, Portfolio Turnover	84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	0.2%	Health Care Equipment and Supplies	7%
		Insurance	6%
		Capital Markets	6%

C000015876 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	C Class
Trading Symbol	ALPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$193	1.83%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund C Class returned 10.77% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock selection in the consumer discretionary sector. A key source of relative strength was a lack of exposure to Amazon.com. The stock underperformed as investors worried about the uncertain payoff for the firm's record spending on AI to support its cloud computing business.
•	Stock choices in the communication services sector also aided performance, led by positions in the interactive media and services industry. Here, it helped most to have no exposure to Facebook's parent Meta Platforms. The stock lagged amid fears of rising regulatory and legal risk, as well as investor skepticism toward the firm's AI strategy and spending commitments.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.77%	8.12%	8.81%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803
Holdings Count | holding	51	51	51	51	51	51
Advisory Fees Paid, Amount	$ 5,370,529
Investment Company, Portfolio Turnover	84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	0.2%	Health Care Equipment and Supplies	7%
		Insurance	6%
		Capital Markets	6%

C000015877 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	R Class
Trading Symbol	ALVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$141	1.33%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund R Class returned 11.35% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock selection in the consumer discretionary sector. A key source of relative strength was a lack of exposure to Amazon.com. The stock underperformed as investors worried about the uncertain payoff for the firm's record spending on AI to support its cloud computing business.
•	Stock choices in the communication services sector also aided performance, led by positions in the interactive media and services industry. Here, it helped most to have no exposure to Facebook's parent Meta Platforms. The stock lagged amid fears of rising regulatory and legal risk, as well as investor skepticism toward the firm's AI strategy and spending commitments.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.35%	8.66%	9.35%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803
Holdings Count | holding	51	51	51	51	51	51
Advisory Fees Paid, Amount	$ 5,370,529
Investment Company, Portfolio Turnover	84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	0.2%	Health Care Equipment and Supplies	7%
		Insurance	6%
		Capital Markets	6%

C000189827 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	R5 Class
Trading Symbol	ALVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund R5 Class returned 12.21% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock selection in the consumer discretionary sector. A key source of relative strength was a lack of exposure to Amazon.com. The stock underperformed as investors worried about the uncertain payoff for the firm's record spending on AI to support its cloud computing business.
•	Stock choices in the communication services sector also aided performance, led by positions in the interactive media and services industry. Here, it helped most to have no exposure to Facebook's parent Meta Platforms. The stock lagged amid fears of rising regulatory and legal risk, as well as investor skepticism toward the firm's AI strategy and spending commitments.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	12.21%	9.44%	9.15%	4/10/17
Regulatory Index
Russell 1000	17.74%	11.34%	13.65%	—
Performance Index
Russell 1000 Value	15.87%	9.43%	9.70%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803
Holdings Count | holding	51	51	51	51	51	51
Advisory Fees Paid, Amount	$ 5,370,529
Investment Company, Portfolio Turnover	84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	0.2%	Health Care Equipment and Supplies	7%
		Insurance	6%
		Capital Markets	6%

C000131603 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	R6 Class
Trading Symbol	ALVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund R6 Class returned 12.29% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock selection in the consumer discretionary sector. A key source of relative strength was a lack of exposure to Amazon.com. The stock underperformed as investors worried about the uncertain payoff for the firm's record spending on AI to support its cloud computing business.
•	Stock choices in the communication services sector also aided performance, led by positions in the interactive media and services industry. Here, it helped most to have no exposure to Facebook's parent Meta Platforms. The stock lagged amid fears of rising regulatory and legal risk, as well as investor skepticism toward the firm's AI strategy and spending commitments.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.29%	9.57%	10.28%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803
Holdings Count | holding	51	51	51	51	51	51
Advisory Fees Paid, Amount	$ 5,370,529
Investment Company, Portfolio Turnover	84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	0.2%	Health Care Equipment and Supplies	7%
		Insurance	6%
		Capital Markets	6%

C000236300 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	G Class
Trading Symbol	ACFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund G Class returned 12.89% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock selection in the consumer discretionary sector. A key source of relative strength was a lack of exposure to Amazon.com. The stock underperformed as investors worried about the uncertain payoff for the firm's record spending on AI to support its cloud computing business.
•	Stock choices in the communication services sector also aided performance, led by positions in the interactive media and services industry. Here, it helped most to have no exposure to Facebook's parent Meta Platforms. The stock lagged amid fears of rising regulatory and legal risk, as well as investor skepticism toward the firm's AI strategy and spending commitments.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	12.89%	10.27%	3/15/22
Regulatory Index
Russell 1000	17.74%	12.49%	—
Performance Index
Russell 1000 Value	15.87%	9.81%	—

Performance Inception Date			Mar. 15, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803	$ 2,772,776,803
Holdings Count | holding	51	51	51	51	51	51
Advisory Fees Paid, Amount	$ 5,370,529
Investment Company, Portfolio Turnover	84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	0.2%	Health Care Equipment and Supplies	7%
		Insurance	6%
		Capital Markets	6%

C000015878 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	ACMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund Investor Class returned 9.48% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.48%	6.86%	8.78%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell Midcap Value	17.62%	7.94%	9.75%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 41,944,637
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

C000015880 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	I Class
Trading Symbol	AVUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund I Class returned 9.68% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.68%	7.07%	8.99%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell Midcap Value	17.62%	7.94%	9.75%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 41,944,637
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

C000189829 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	Y Class
Trading Symbol	AMVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund Y Class returned 9.83% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	9.83%	7.23%	7.93%	4/10/17
Regulatory Index
Russell 3000	18.09%	10.87%	13.31%	—
Performance Index
Russell Midcap Value	17.62%	7.94%	8.70%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 41,944,637
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

C000015879 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	A Class
Trading Symbol	ACLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$129	1.23%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund A Class returned 9.17% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.17%	6.58%	8.50%
A Class - with sales charge	2.89%	5.33%	7.86%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell Midcap Value	17.62%	7.94%	9.75%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 41,944,637
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

C000087957 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	C Class
Trading Symbol	ACCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$206	1.98%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund C Class returned 8.38% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.38%	5.80%	7.70%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell Midcap Value	17.62%	7.94%	9.75%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 41,944,637
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

C000015881 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	R Class
Trading Symbol	AMVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$155	1.48%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund R Class returned 8.89% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	8.89%	6.32%	8.23%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell Midcap Value	17.62%	7.94%	9.75%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 41,944,637
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

C000189828 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	R5 Class
Trading Symbol	AMVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund R5 Class returned 9.67% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	9.67%	7.07%	7.77%	4/10/17
Regulatory Index
Russell 3000	18.09%	10.87%	13.31%	—
Performance Index
Russell Midcap Value	17.62%	7.94%	8.70%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 41,944,637
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

C000131604 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	R6 Class
Trading Symbol	AMDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund R6 Class returned 9.77% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	9.77%	7.22%	9.15%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell Midcap Value	17.62%	7.94%	9.75%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 41,944,637
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

C000236301 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	G Class
Trading Symbol	ACIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund G Class returned 10.55% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	10.55%	7.37%	3/15/22
Regulatory Index
Russell 3000	18.09%	12.21%	—
Performance Index
Russell Midcap Value	17.62%	8.25%	—

Performance Inception Date			Mar. 15, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301	$ 5,568,206,301
Holdings Count | holding	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 41,944,637
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

C000234632 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	Investor Class
Trading Symbol	AMAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund Investor Class returned 4.85% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to underweight the poor-performing utilities sector. The overall top contributor to performance was Amkor Technology, which provides assembly and testing services to chipmakers. We believe the push to make chips domestically has been beneficial to Amkor, one of two companies in the U.S. capable of providing large-scale advanced packaging solutions.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Stock choices in the energy sector also detracted meaningfully from performance, largely a result of holdings in the oil, gas and consumable fuels industry. Here, the leading detractor was TXO Partners. This exploration and production company faced headwinds from West Texas Intermediate prices and from negative sentiment around the U.S. onshore oil and gas industry.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	4.85%	3.29%	4/5/22
Regulatory Index
Russell 3000	18.09%	10.69%	—
Performance Index
Russell 2000 Value	28.09%	6.85%	—

Performance Inception Date		Apr. 05, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193
Holdings Count | holding	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 222,530
Investment Company, Portfolio Turnover	69.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.4%
Preferred Securities	0.6%
Short-Term Investments	2.5%
Other Assets and Liabilities	(0.5)%

C000234633 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	I Class
Trading Symbol	AMAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund I Class returned 5.21% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to underweight the poor-performing utilities sector. The overall top contributor to performance was Amkor Technology, which provides assembly and testing services to chipmakers. We believe the push to make chips domestically has been beneficial to Amkor, one of two companies in the U.S. capable of providing large-scale advanced packaging solutions.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Stock choices in the energy sector also detracted meaningfully from performance, largely a result of holdings in the oil, gas and consumable fuels industry. Here, the leading detractor was TXO Partners. This exploration and production company faced headwinds from West Texas Intermediate prices and from negative sentiment around the U.S. onshore oil and gas industry.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	5.21%	3.53%	4/5/22
Regulatory Index
Russell 3000	18.09%	10.69%	—
Performance Index
Russell 2000 Value	28.09%	6.85%	—

Performance Inception Date		Apr. 05, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193
Holdings Count | holding	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 222,530
Investment Company, Portfolio Turnover	69.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.4%
Preferred Securities	0.6%
Short-Term Investments	2.5%
Other Assets and Liabilities	(0.5)%

C000234634 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	A Class
Trading Symbol	AMAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$138	1.35%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund A Class returned 4.75% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to underweight the poor-performing utilities sector. The overall top contributor to performance was Amkor Technology, which provides assembly and testing services to chipmakers. We believe the push to make chips domestically has been beneficial to Amkor, one of two companies in the U.S. capable of providing large-scale advanced packaging solutions.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Stock choices in the energy sector also detracted meaningfully from performance, largely a result of holdings in the oil, gas and consumable fuels industry. Here, the leading detractor was TXO Partners. This exploration and production company faced headwinds from West Texas Intermediate prices and from negative sentiment around the U.S. onshore oil and gas industry.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	4.75%	3.06%	4/5/22
A Class - with sales charge	-1.27%	1.54%	4/5/22
Regulatory Index
Russell 3000	18.09%	10.69%	—
Performance Index
Russell 2000 Value	28.09%	6.85%	—

Performance Inception Date		Apr. 05, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193
Holdings Count | holding	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 222,530
Investment Company, Portfolio Turnover	69.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.4%
Preferred Securities	0.6%
Short-Term Investments	2.5%
Other Assets and Liabilities	(0.5)%

C000234635 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	R Class
Trading Symbol	AMAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$163	1.60%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund R Class returned 4.35% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to underweight the poor-performing utilities sector. The overall top contributor to performance was Amkor Technology, which provides assembly and testing services to chipmakers. We believe the push to make chips domestically has been beneficial to Amkor, one of two companies in the U.S. capable of providing large-scale advanced packaging solutions.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Stock choices in the energy sector also detracted meaningfully from performance, largely a result of holdings in the oil, gas and consumable fuels industry. Here, the leading detractor was TXO Partners. This exploration and production company faced headwinds from West Texas Intermediate prices and from negative sentiment around the U.S. onshore oil and gas industry.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	4.35%	2.79%	4/5/22
Regulatory Index
Russell 3000	18.09%	10.69%	—
Performance Index
Russell 2000 Value	28.09%	6.85%	—

Performance Inception Date		Apr. 05, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193
Holdings Count | holding	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 222,530
Investment Company, Portfolio Turnover	69.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.4%
Preferred Securities	0.6%
Short-Term Investments	2.5%
Other Assets and Liabilities	(0.5)%

C000234631 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	R6 Class
Trading Symbol	AMAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund R6 Class returned 5.34% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to underweight the poor-performing utilities sector. The overall top contributor to performance was Amkor Technology, which provides assembly and testing services to chipmakers. We believe the push to make chips domestically has been beneficial to Amkor, one of two companies in the U.S. capable of providing large-scale advanced packaging solutions.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Stock choices in the energy sector also detracted meaningfully from performance, largely a result of holdings in the oil, gas and consumable fuels industry. Here, the leading detractor was TXO Partners. This exploration and production company faced headwinds from West Texas Intermediate prices and from negative sentiment around the U.S. onshore oil and gas industry.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	5.34%	3.67%	4/5/22
Regulatory Index
Russell 3000	18.09%	10.69%	—
Performance Index
Russell 2000 Value	28.09%	6.85%	—

Performance Inception Date		Apr. 05, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193
Holdings Count | holding	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 222,530
Investment Company, Portfolio Turnover	69.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.4%
Preferred Securities	0.6%
Short-Term Investments	2.5%
Other Assets and Liabilities	(0.5)%

C000234630 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	G Class
Trading Symbol	AMALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund G Class returned 6.14% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to underweight the poor-performing utilities sector. The overall top contributor to performance was Amkor Technology, which provides assembly and testing services to chipmakers. We believe the push to make chips domestically has been beneficial to Amkor, one of two companies in the U.S. capable of providing large-scale advanced packaging solutions.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Stock choices in the energy sector also detracted meaningfully from performance, largely a result of holdings in the oil, gas and consumable fuels industry. Here, the leading detractor was TXO Partners. This exploration and production company faced headwinds from West Texas Intermediate prices and from negative sentiment around the U.S. onshore oil and gas industry.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	6.14%	4.44%	4/5/22
Regulatory Index
Russell 3000	18.09%	10.69%	—
Performance Index
Russell 2000 Value	28.09%	6.85%	—

Performance Inception Date		Apr. 05, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193	$ 99,584,193
Holdings Count | holding	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 222,530
Investment Company, Portfolio Turnover	69.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.4%
Preferred Securities	0.6%
Short-Term Investments	2.5%
Other Assets and Liabilities	(0.5)%

C000015885 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	ASVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund Investor Class returned 7.15% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.15%	3.20%	9.41%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 2000 Value	28.09%	5.79%	9.61%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374
Holdings Count | holding	106	106	106	106	106	106
Advisory Fees Paid, Amount	$ 33,494,246
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

C000015887 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	I Class
Trading Symbol	ACVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund I Class returned 7.32% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	7.32%	3.41%	9.63%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 2000 Value	28.09%	5.79%	9.61%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374
Holdings Count | holding	106	106	106	106	106	106
Advisory Fees Paid, Amount	$ 33,494,246
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

C000189831 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Y Class
Trading Symbol	ASVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund Y Class returned 7.42% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	7.42%	3.55%	7.82%	4/10/17
Regulatory Index
Russell 3000	18.09%	10.87%	13.31%	—
Performance Index
Russell 2000 Value	28.09%	5.79%	7.78%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374
Holdings Count | holding	106	106	106	106	106	106
Advisory Fees Paid, Amount	$ 33,494,246
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

C000015886 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	A Class
Trading Symbol	ACSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$140	1.35%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund A Class returned 6.83% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	6.83%	2.95%	9.14%
A Class - with sales charge	0.69%	1.74%	8.49%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 2000 Value	28.09%	5.79%	9.61%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374
Holdings Count | holding	106	106	106	106	106	106
Advisory Fees Paid, Amount	$ 33,494,246
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

C000087958 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	C Class
Trading Symbol	ASVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$216	2.10%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund C Class returned 5.98% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	5.98%	2.17%	8.31%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 2000 Value	28.09%	5.79%	9.61%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374
Holdings Count | holding	106	106	106	106	106	106
Advisory Fees Paid, Amount	$ 33,494,246
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

C000087959 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	R Class
Trading Symbol	ASVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$165	1.60%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund R Class returned 6.58% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	6.58%	2.68%	8.86%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 2000 Value	28.09%	5.79%	9.61%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374
Holdings Count | holding	106	106	106	106	106	106
Advisory Fees Paid, Amount	$ 33,494,246
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

C000189830 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	R5 Class
Trading Symbol	ASVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund R5 Class returned 7.19% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	7.19%	3.39%	7.64%	4/10/17
Regulatory Index
Russell 3000	18.09%	10.87%	13.31%	—
Performance Index
Russell 2000 Value	28.09%	5.79%	7.78%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374
Holdings Count | holding	106	106	106	106	106	106
Advisory Fees Paid, Amount	$ 33,494,246
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

C000131606 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	R6 Class
Trading Symbol	ASVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund R6 Class returned 7.44% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	7.44%	3.56%	9.78%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 2000 Value	28.09%	5.79%	9.61%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374
Holdings Count | holding	106	106	106	106	106	106
Advisory Fees Paid, Amount	$ 33,494,246
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

C000212522 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	G Class
Trading Symbol	ASVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund G Class returned 8.25% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	8.25%	4.32%	10.06%	4/1/19
Regulatory Index
Russell 3000	18.09%	10.87%	13.62%	—
Performance Index
Russell 2000 Value	28.09%	5.79%	8.86%	—

Performance Inception Date					Apr. 01, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374	$ 3,096,656,374
Holdings Count | holding	106	106	106	106	106	106
Advisory Fees Paid, Amount	$ 33,494,246
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

C000015889 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	Investor Class
Trading Symbol	TWVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Value Fund Investor Class returned 14.50% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve (Fed) cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	Stock choices in financials were key sources of strength, led by holdings in the capital markets industry, where State Street and The Bank of New York Mellon contributed most. State Street benefited from strong financial market performance, seeing assets under management and fees surge. BNY Mellon saw profits jump amid operational efficiencies as Fed rate cuts improved net interest margins.
•	Stock selection in consumer discretionary also helped. The top contributor was automotive supplier BorgWarner, which improved margins even as its electric vehicle products business outperformed the broader industry. It was also beneficial to have no exposure to Amazon.com, which lagged amid worries about the uncertain payoff for its record spending on AI for its cloud business.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was a leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	14.50%	9.06%	10.01%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810
Holdings Count | holding	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 18,585,844
Investment Company, Portfolio Turnover	55.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.4%	Pharmaceuticals	6%
		Capital Markets	5%
		Health Care Providers and Services	5%

C000015891 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	I Class
Trading Symbol	AVLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Value Fund I Class returned 14.66% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve (Fed) cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	Stock choices in financials were key sources of strength, led by holdings in the capital markets industry, where State Street and The Bank of New York Mellon contributed most. State Street benefited from strong financial market performance, seeing assets under management and fees surge. BNY Mellon saw profits jump amid operational efficiencies as Fed rate cuts improved net interest margins.
•	Stock selection in consumer discretionary also helped. The top contributor was automotive supplier BorgWarner, which improved margins even as its electric vehicle products business outperformed the broader industry. It was also beneficial to have no exposure to Amazon.com, which lagged amid worries about the uncertain payoff for its record spending on AI for its cloud business.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was a leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	14.66%	9.27%	10.22%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810
Holdings Count | holding	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 18,585,844
Investment Company, Portfolio Turnover	55.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.4%	Pharmaceuticals	6%
		Capital Markets	5%
		Health Care Providers and Services	5%

C000181791 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	Y Class
Trading Symbol	AVUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Value Fund Y Class returned 14.83% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve (Fed) cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	Stock choices in financials were key sources of strength, led by holdings in the capital markets industry, where State Street and The Bank of New York Mellon contributed most. State Street benefited from strong financial market performance, seeing assets under management and fees surge. BNY Mellon saw profits jump amid operational efficiencies as Fed rate cuts improved net interest margins.
•	Stock selection in consumer discretionary also helped. The top contributor was automotive supplier BorgWarner, which improved margins even as its electric vehicle products business outperformed the broader industry. It was also beneficial to have no exposure to Amazon.com, which lagged amid worries about the uncertain payoff for its record spending on AI for its cloud business.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was a leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	14.83%	9.43%	9.39%	4/10/17
Regulatory Index
Russell 1000	17.74%	11.34%	13.65%	—
Performance Index
Russell 1000 Value	15.87%	9.43%	9.70%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810
Holdings Count | holding	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 18,585,844
Investment Company, Portfolio Turnover	55.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.4%	Pharmaceuticals	6%
		Capital Markets	5%
		Health Care Providers and Services	5%

C000015890 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	A Class
Trading Symbol	TWADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$130	1.21%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Value Fund A Class returned 14.26% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve (Fed) cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	Stock choices in financials were key sources of strength, led by holdings in the capital markets industry, where State Street and The Bank of New York Mellon contributed most. State Street benefited from strong financial market performance, seeing assets under management and fees surge. BNY Mellon saw profits jump amid operational efficiencies as Fed rate cuts improved net interest margins.
•	Stock selection in consumer discretionary also helped. The top contributor was automotive supplier BorgWarner, which improved margins even as its electric vehicle products business outperformed the broader industry. It was also beneficial to have no exposure to Amazon.com, which lagged amid worries about the uncertain payoff for its record spending on AI for its cloud business.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was a leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	14.26%	8.78%	9.72%
A Class - with sales charge	7.69%	7.50%	9.08%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810
Holdings Count | holding	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 18,585,844
Investment Company, Portfolio Turnover	55.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.4%	Pharmaceuticals	6%
		Capital Markets	5%
		Health Care Providers and Services	5%

C000015894 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	C Class
Trading Symbol	ACLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$209	1.96%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Value Fund C Class returned 13.43% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve (Fed) cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	Stock choices in financials were key sources of strength, led by holdings in the capital markets industry, where State Street and The Bank of New York Mellon contributed most. State Street benefited from strong financial market performance, seeing assets under management and fees surge. BNY Mellon saw profits jump amid operational efficiencies as Fed rate cuts improved net interest margins.
•	Stock selection in consumer discretionary also helped. The top contributor was automotive supplier BorgWarner, which improved margins even as its electric vehicle products business outperformed the broader industry. It was also beneficial to have no exposure to Amazon.com, which lagged amid worries about the uncertain payoff for its record spending on AI for its cloud business.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was a leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	13.43%	7.99%	8.91%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810
Holdings Count | holding	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 18,585,844
Investment Company, Portfolio Turnover	55.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.4%	Pharmaceuticals	6%
		Capital Markets	5%
		Health Care Providers and Services	5%

C000015895 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	R Class
Trading Symbol	AVURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$156	1.46%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Value Fund R Class returned 13.97% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve (Fed) cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	Stock choices in financials were key sources of strength, led by holdings in the capital markets industry, where State Street and The Bank of New York Mellon contributed most. State Street benefited from strong financial market performance, seeing assets under management and fees surge. BNY Mellon saw profits jump amid operational efficiencies as Fed rate cuts improved net interest margins.
•	Stock selection in consumer discretionary also helped. The top contributor was automotive supplier BorgWarner, which improved margins even as its electric vehicle products business outperformed the broader industry. It was also beneficial to have no exposure to Amazon.com, which lagged amid worries about the uncertain payoff for its record spending on AI for its cloud business.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was a leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	13.97%	8.52%	9.46%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810
Holdings Count | holding	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 18,585,844
Investment Company, Portfolio Turnover	55.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.4%	Pharmaceuticals	6%
		Capital Markets	5%
		Health Care Providers and Services	5%

C000181792 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	R5 Class
Trading Symbol	AVUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Value Fund R5 Class returned 14.82% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve (Fed) cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	Stock choices in financials were key sources of strength, led by holdings in the capital markets industry, where State Street and The Bank of New York Mellon contributed most. State Street benefited from strong financial market performance, seeing assets under management and fees surge. BNY Mellon saw profits jump amid operational efficiencies as Fed rate cuts improved net interest margins.
•	Stock selection in consumer discretionary also helped. The top contributor was automotive supplier BorgWarner, which improved margins even as its electric vehicle products business outperformed the broader industry. It was also beneficial to have no exposure to Amazon.com, which lagged amid worries about the uncertain payoff for its record spending on AI for its cloud business.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was a leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	14.82%	9.28%	9.24%	4/10/17
Regulatory Index
Russell 1000	17.74%	11.34%	13.65%	—
Performance Index
Russell 1000 Value	15.87%	9.43%	9.70%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810
Holdings Count | holding	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 18,585,844
Investment Company, Portfolio Turnover	55.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.4%	Pharmaceuticals	6%
		Capital Markets	5%
		Health Care Providers and Services	5%

C000131607 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	R6 Class
Trading Symbol	AVUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Value Fund R6 Class returned 14.96% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve (Fed) cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	Stock choices in financials were key sources of strength, led by holdings in the capital markets industry, where State Street and The Bank of New York Mellon contributed most. State Street benefited from strong financial market performance, seeing assets under management and fees surge. BNY Mellon saw profits jump amid operational efficiencies as Fed rate cuts improved net interest margins.
•	Stock selection in consumer discretionary also helped. The top contributor was automotive supplier BorgWarner, which improved margins even as its electric vehicle products business outperformed the broader industry. It was also beneficial to have no exposure to Amazon.com, which lagged amid worries about the uncertain payoff for its record spending on AI for its cloud business.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was a leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	14.96%	9.46%	10.39%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810	$ 1,752,111,810
Holdings Count | holding	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 18,585,844
Investment Company, Portfolio Turnover	55.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.4%	Pharmaceuticals	6%
		Capital Markets	5%
		Health Care Providers and Services	5%